Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2005 Fund - Fidelity Freedom 2005 Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591